Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Assets and Liabilities [Abstract]
Fair value of financial assets and liabilities
26.	Fair value of financial assets and liabilities

Financial assets -

Except for derivative financial instruments and financial instruments designated at fair value through OCI, all financial assets which included trade and other receivables are classified in the category of loans and receivables, which are non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables financial obligations are classified as loans and borrowings and are carried at amortized cost.

(a)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2024 and 2023, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2024 and 2023, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2024	2023	2024	2023	2024/2023
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	72,723	90,193	72,723	90,193	Level 1
Trade and other receivables	174,399	143,085	174,399	143,085	Level 2
Financial investments designated at fair value through other comprehensive income	239	249	239	249	Level 3
Total financial assets	247,361	233,527	247,361	233,527

Financial liabilities
Trade and other payables	242,051	231,511	242,051	231,511	Level 2
Senior notes	569,303	569,192	541,508	532,987	Level 1
Promissory notes	923,888	1,003,834	916,415	931,014	Level 2

Total financial liabilities	1,735,242	1,804,537	1,699,974	1,695,512

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchies are those described in note 2.3.2 (iv).

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2024 and 2023, there were no transfers between the fair value hierarchies.

Management assessed that cash and cash equivalents; trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of the quoted senior notes is based on the current quotations value at the reporting date as they trade on the exchange.

-	The fair value of the fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the reporting date.

-	The fair value of financial instruments at fair value with changes in OCI has been determined through the percentage of the Company's shareholding in the equity of Fossal S.A.A.